Share Capital	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Share Capital

Note 12 – Share Capital

A.	Ordinary shares

All of the issued and outstanding Ordinary Shares of the Company are duly authorized, validly issued, fully paid and non-assessable.  The Ordinary Shares of the Company are not redeemable and have no preemptive rights.  The ownership or voting of Ordinary Shares by non-residents of Israel is not restricted in any way by the Company’s memorandum of association, its articles of association or the laws of the State of Israel, except that citizens of countries which are, or have been, in a state of war with Israel may not be recognized as owners of Ordinary Shares.

The Company's license from the Israeli Ministry of Communications to operate its teleports provides that, without the consent of the Israeli Minister of Communications, no means of control of the Company may be acquired or transferred, directly or indirectly.

In connection with the Company's initial public offering in November 2006, the Company's license was amended to provide that the Company's entering into an underwriting agreement for the offering and sale of shares to the public, listing the shares for trading, and depositing shares with a depository was not considered a transfer of means of control.  In addition, pursuant to the amendments, transfers of the Company's shares that do not result in the transfer of control of the Company are permitted without the prior approval of the Ministry of Communications, provided that:

·	In the event of a transfer or acquisition of shares without the consent of the Ministry of Communications, resulting in the transferee becoming a beneficial holder of 5% or more of our shares or being entitled to a right to appoint a director or the chief executive officer (or is a director or the chief executive officer), the Company must notify the Ministry of Communications within 21 days of learning of such transfer; and

·	In the event of a transfer or acquisition of shares without the consent of the Ministry of Communications, resulting in the transferee becoming a beneficial holder of 10% or more of our shares or having significant influence over the Company (but which does not result in a transfer of control of the Company), the Company must notify the Ministry of Communications within 21 days of learning of such transfer and request the consent of the Ministry of Communications for such transfer.

In addition, should a shareholder, other than the Company’s existing shareholders prior to the Initial Public Offering, become a beneficiary holder of 10% or more of the Company’s shares or acquire shares in an amount resulting in such shareholder having significant influence over the Company without receiving the consent of the Minister of Communication, its holdings will be converted into dormant shares for as long as the Minister's consent is required but not obtained. The beneficial holder of such dormant shares will have no rights other than the right to receive dividends and other distributions to shareholders and the right to participate in such offerings.

The Company's license also states that means of control of the Company, or of an interested shareholder of the Company (which generally would include a holder of 5% of the Company's voting power or other means of control), cannot be pledged unless such pledge agreement includes a condition that prohibits the exercise of the pledge without obtaining the advance written approval of the Minster of Communication.

B.	Dividend

On November 11, 2013 the Board of Directors has adopted a new dividend policy pursuant to which, subject to applicable law and the discretion of the Board of Directors from time to time, it shall distribute a dividend to the shareholders at the end of each calendar quarter equal to 50% of the net income recorded in the Company’s quarterly financial statements for the quarter.

On October 19, 2014 the Board of Directors has adopted a new dividend policy pursuant to which, subject to applicable law requirements and the discretion of the Board of Directors from time to time, it shall distribute a fixed dividend to the shareholders at the end of each calendar quarter equal to $0.07 per share.

C.	Treasury stock

On October 19, 2014 the Board of Directors authorized a share repurchase program of up to $5 million of ordinary shares. It will take place in open market transactions or in privately negotiated transactions and may be made from time to time depending on market conditions, share price, trading volume and other factors. Such purchases will be made in accordance with all applicable securities laws and regulations.

D.	Employee stock options

The Company’s 2006 Israel Equity Incentive Plan

Under the Company's 2006 Israel Equity Incentive Plan (the "Plan"), the Company may grant its directors, officers and employees restricted shares, restricted share units and options to purchase the Company's ordinary shares under Section 102 which provides certain tax benefits in connection with share-based compensation to employees, officers and  directors. The Company's may also grant other persons awards under its equity incentive plan.  However, such other persons (controlling shareholders, services providers, etc.) will not enjoy the tax benefits provided by Section 102. The Plan permits the issuance of up to 1,458,392 shares of common stock.

The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of the applicable option tranche. The general vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years from grant date, and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The vesting period for the directors is in three equal installments during the three years from the grant date. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The following table summarizes the company’s stock option activity under the Plan (in thousands, except weighted average exercise price):

	Years ended December 31
	2013		2014		2015
		Weighted-		Weighted-		Weighted-
		average		average		average
	Shares	exercise	Shares	exercise	Shares	exercise
	option	price	option	price	option	Price
Balance at beginning
of year	1,020	4.87	1,368	5.30	1,172	6.36
Grants	395	7.47	158	8.26	190	7.56
Exercised	-	-	(140)	5.40	(21)	5.60
Forfeited	(47)	7.88	(214)	5.77	(14)	5.22

Balance at end of year	1,368	5.30	1,172	6.36	1,327	6.52

Exercisable at end
of year	-	-	423	5.24	839	5.9

D.	Employee stock options (cont’d)

The Company’s 2006 Israel Equity Incentive Plan (cont’d)

The following table summarizes the Company’s stock option activity under the Plan (in thousands, except weighted average exercise price and weighted average remaining contractual life):

	Options Outstanding
		Weighted
		average	Weighted		Weighted Average Exercise price
		remaining	average
	Number	contractual	exercise	Number
Range of Exercise Price	outstanding	life (years)	price	Exercisable
$5.22-$6.85	706	3.59	5.41	-	-
$7.69-$8.95	621	5.33	7.91	839	5.9

The Company estimates the fair value of stock options using a Black-Scholes valuation model. The fair value of each option was estimated on the date of grant using the Black-Scholes option valuation model and the straight-line attribution approach with the following weighted-average assumptions:

	Year ended December 31
	2013	2014	2015
Expected stock price volatility	34.27%-47.98%	32.07%-42.15%	32.07%-42.15%
Risk-free interest rate	0.57%-1.99%	1.49%-1.96%	1.25%-1.96%
Dividend yield	6.5%	2%-6.5%	2.0%-6.5%
Expected life of options (in years)	5	5	5

The following summarizes the allocation of stock-based compensation charge for the options and restricted share units granted:

	Year ended December 31
	2013	2014	2015
Cost of revenues	33	57	62
Sales and marketing	81	74	121
General and administrative	453	562	503

	567	693	686